Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,144,430,000
Previously Paid Amount	158,380.42
Total Fee Amount	175,212.24
Total Offset Amount	0
Net Fee	$ 16,831.82